Intangible Assets (Schedule of Estimated Amortization of Intangibles for the Next Five Years) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Estimated Amortization of Intangibles
2018	$ 666
2019	655
2020	478
2021	447
2022	$ 429